Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Information and Sales to Significant Customers

Note 21 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, entertainment and media industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2018	2017	2016
Revenue
North America (mainly United States)	$2,550,234	$2,546,290	$2,381,122
Europe	572,196	488,932	513,295
Rest of the world	852,407	831,933	823,812

Total	$3,974,837	$3,867,155	$3,718,229

	As of September 30,
	2018	2017
Long-lived Assets(1)
Europe	$187,884	$151,794
North America	88,251	71,980
Rest of the world:
Israel	161,726	66,628
India	37,239	43,118
Others	21,485	22,165

Total	$496,585	$355,685

(1)	Property and equipment, net.

Revenue and Customer Information

amdocsONE includes offerings in the domains of consumer experience and monetization, media and digital services, enterprise and connected society, service-driven networks and agile operations. It includes the Amdocs customer experience solutions (CES) portfolio and Amdocs Optima, as well as mobile financial services. amdocsONE also includes a comprehensive line of services such as advisory services, intelligent operations (managed services), autonomous network service assurance, digital business operations, quality engineering services (testing), and data and intelligence services. Directory includes comprehensive set of products and services mainly for media publishers.

Total revenue consists of the following:

	Year Ended September 30,
	2018	2017	2016
amdocsONE	$3,930,186	$3,809,088	$3,629,698
Directory	44,651	58,067	88,531

Total	$3,974,837	$3,867,155	$3,718,229

Sales to Significant Customers

The Company had one customer, AT&T, which accounted for at least ten percent of its total revenue in each of fiscal years 2018, 2017 and 2016. The percentage of revenue from this customer out of total revenue during fiscal years 2018, 2017 and 2016 was 27%, 33% and 33%, respectively.